Janus Henderson Triton Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 98.9%
Aerospace & Defense – 2.3%
Axon Enterprise Inc*	1,042,683	$127,759,948
Cubic Corp	1,111,258	68,942,446
HEICO Corp	40,772	4,772,770
Teledyne Technologies Inc*	245,958	96,410,617
		297,885,781
Auto Components – 0.8%
Visteon Corp*	803,645	100,873,520
Automobiles – 0.4%
Thor Industries Inc	567,294	52,752,669
Biotechnology – 12.1%
Abcam PLC	3,199,934	67,813,480
ACADIA Pharmaceuticals Inc*	1,726,256	92,285,646
Acceleron Pharma Inc*	581,507	74,398,006
Amicus Therapeutics Inc*	3,588,968	82,869,271
Arrowhead Pharmaceuticals Inc*	1,006,778	77,250,076
Ascendis Pharma A/S (ADR)*	393,367	65,605,748
Certara Inc*	1,092,727	36,846,754
Eagle Pharmaceuticals Inc/DE*,£	1,057,709	49,257,508
Emergent BioSolutions Inc*	838,194	75,102,182
Exelixis Inc*	668,736	13,421,532
Fate Therapeutics Inc*	1,280,594	116,444,412
FibroGen Inc*	1,333,597	49,463,113
Global Blood Therapeutics Inc*	1,464,878	63,443,866
Ligand Pharmaceuticals Inc*,#,£	1,082,671	107,671,631
Mirati Therapeutics Inc*	381,887	83,877,661
Natera Inc*	686,886	68,358,895
Neurocrine Biosciences Inc*	1,239,398	118,796,298
PTC Therapeutics Inc*	784,725	47,891,767
Sage Therapeutics Inc*	681,324	58,941,339
Sarepta Therapeutics Inc*	788,150	134,371,693
uniQure NV*	634,623	22,928,929
Vaxcyte Inc (144A)*	1,930,501	48,728,741
Vaxcyte Inc*	74,007	1,966,366
		1,557,734,914
Capital Markets – 6.4%
Cboe Global Markets Inc	950,020	88,465,862
Kensington Capital Acquisition Corp*,£,§	6,345,706	535,894,872
LPL Financial Holdings Inc	1,906,225	198,666,769
		823,027,503
Chemicals – 1.7%
HB Fuller Co	341,728	17,728,849
Sensient Technologies Corp£	2,791,161	205,903,947
		223,632,796
Commercial Services & Supplies – 2.1%
Brady Corp	2,069,217	109,296,042
Cimpress PLC*	462,343	40,565,975
IAA Inc*	1,886,801	122,604,329
		272,466,346
Construction Materials – 0.6%
Summit Materials Inc*	3,626,633	72,822,791
Containers & Packaging – 3.4%
Crown Holdings Inc*	3,649,745	365,704,449
Sealed Air Corp	1,629,179	74,600,106
		440,304,555
Diversified Consumer Services – 2.5%
frontdoor Inc*	1,930,898	96,950,389
Terminix Global Holdings Inc*	4,343,600	221,567,036
		318,517,425
Diversified Financial Services – 0.8%
Clarivate Analytics PLC*	3,488,468	103,642,384
Diversified Telecommunication Services – 1.2%
Vonage Holdings Corp*	11,663,309	150,165,103
Electrical Equipment – 0.7%
EnerSys	1,125,986	93,524,397
Electronic Equipment, Instruments & Components – 2.8%
Cognex Corp	644,300	51,727,626
Itron Inc*	694,726	66,624,223
National Instruments Corp	1,359,602	59,740,912

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components– (continued)
OSI Systems Inc*,£	1,280,610	$119,378,464
Rogers Corp*	396,559	61,581,647
		359,052,872
Equity Real Estate Investment Trusts (REITs) – 0.7%
Lamar Advertising Co	1,061,969	88,377,060
Food & Staples Retailing – 0.6%
Casey's General Stores Inc	453,554	81,013,815
Food Products – 1.9%
Hostess Brands Inc*	5,281,440	77,320,282
Premium Brands Holdings Corp#	1,049,088	83,031,849
Simply Good Foods Co*	2,886,355	90,516,093
		250,868,224
Health Care Equipment & Supplies – 7.1%
Cantel Medical Corp	1,026,926	80,983,384
Cardiovascular Systems Inc*	1,300,254	56,899,115
Glaukos Corp*	1,070,684	80,579,678
Globus Medical Inc*	2,520,316	164,375,010
ICU Medical Inc*	495,892	106,363,875
Integra LifeSciences Holdings Corp*	3,358,287	218,019,992
Quidel Corp*	224,146	40,267,829
STERIS PLC	661,553	125,390,756
West Pharmaceutical Services Inc	167,863	47,557,267
		920,436,906
Health Care Providers & Services – 1.2%
Chemed Corp	162,152	86,363,777
HealthEquity Inc*	966,356	67,364,677
		153,728,454
Hotels, Restaurants & Leisure – 1.0%
Churchill Downs Inc	232,397	45,268,612
Wendy's Co	3,834,602	84,054,476
		129,323,088
Household Durables – 0.8%
Helen of Troy Ltd*	441,253	98,042,004
Independent Power and Renewable Electricity Producers – 0.7%
NRG Energy Inc	2,485,970	93,348,173
Industrial Conglomerates – 0.9%
Carlisle Cos Inc	723,665	113,022,000
Information Technology Services – 5.4%
Broadridge Financial Solutions Inc	1,322,135	202,551,082
Euronet Worldwide Inc*	1,316,407	190,773,702
LiveRamp Holdings Inc*	2,045,686	149,723,758
MAXIMUS Inc	831,938	60,889,542
WEX Inc*	466,320	94,910,110
		698,848,194
Insurance – 0.7%
Selective Insurance Group Inc	1,252,053	83,862,510
Internet & Direct Marketing Retail – 2.2%
Etsy Inc*	1,183,411	210,540,651
Wayfair Inc*,#	337,809	76,280,650
		286,821,301
Life Sciences Tools & Services – 3.0%
Bio-Techne Corp	394,242	125,191,547
Bruker Corp	2,139,187	115,794,192
PerkinElmer Inc	809,100	116,105,850
Sotera Health Co*	1,288,756	35,363,465
		392,455,054
Machinery – 4.4%
Donaldson Co Inc	1,860,142	103,944,735
Gates Industrial Corp PLC*	5,360,873	68,404,739
ITT Inc	1,345,627	103,640,192
John Bean Technologies Corp	203,812	23,208,072
Nordson Corp	499,204	100,315,044
Rexnord Corp	3,453,987	136,397,947
Wabtec Corp	502,906	36,812,719
		572,723,448
Media – 0.6%
Cable One Inc	34,800	77,524,656
Personal Products – 0.1%
Ontex Group NV*	1,393,205	18,737,519
Pharmaceuticals – 4.2%
Catalent Inc*	3,421,859	356,112,866
GW Pharmaceuticals PLC (ADR)*,#	629,433	72,642,863

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Horizon Therapeutics PLC*	1,595,476	$116,709,069
		545,464,798
Professional Services – 0.7%
TriNet Group Inc*	1,033,963	83,337,418
Road & Rail – 1.3%
Saia Inc*	915,804	165,577,363
Semiconductor & Semiconductor Equipment – 3.8%
Brooks Automation Inc	1,233,341	83,682,187
Cree Inc*	747,544	79,164,910
Entegris Inc	1,691,527	162,555,745
ON Semiconductor Corp*	5,110,379	167,262,705
		492,665,547
Software – 16.2%
ACI Worldwide Inc*	2,577,242	99,043,410
Alarm.com Holdings Inc*	911,127	94,256,088
Altair Engineering Inc*	1,443,725	83,995,921
Avalara Inc*	871,561	143,711,693
Blackbaud Inc	2,077,614	119,587,462
Dynatrace Inc*	1,628,840	70,479,907
Envestnet Inc*	1,501,397	123,549,959
Guidewire Software Inc*	674,257	86,797,104
j2 Global Inc*	1,065,373	104,076,288
LivePerson Inc*	1,553,727	96,688,431
Nice Ltd (ADR)*	448,566	127,186,404
Pagerduty Inc*	2,326,116	96,999,037
RealPage Inc*	2,069,693	180,560,017
SS&C Technologies Holdings Inc	3,811,622	277,295,500
Trade Desk Inc*	102,067	81,755,667
Yext Inc*	4,279,657	67,276,208
Zendesk Inc*	1,640,324	234,763,171
		2,088,022,267
Specialty Retail – 1.6%
Leslie's Inc*,#	1,392,277	38,635,687
National Vision Holdings Inc*	2,424,065	109,785,904
Williams-Sonoma Inc	602,958	61,405,243
		209,826,834
Technology Hardware, Storage & Peripherals – 0.7%
NCR Corp	2,447,162	91,939,876
Textiles, Apparel & Luxury Goods – 0.1%
Carter's Inc	65,000	6,114,550
Thrifts & Mortgage Finance – 1.2%
LendingTree Inc*	256,257	70,160,604
Walker & Dunlop Inc	883,233	81,275,101
		151,435,705
Total Common Stocks (cost $6,797,801,983)		12,759,919,820
Investment Companies– 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $45,151,052)	45,146,974	45,151,489
Investments Purchased with Cash Collateral from Securities Lending– 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº,£	78,575,706	78,575,706
Time Deposits – 0.2%
Canadian Imperial Bank of Commerce, 0.0800%, 1/4/21	$20,381,890	20,381,890
Total Investments Purchased with Cash Collateral from Securities Lending (cost $98,957,596)		98,957,596
Total Investments (total cost $6,941,910,631) – 100.0%		12,904,028,905
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(3,566,225)
Net Assets – 100%		$12,900,462,680

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$12,469,011,042	96.6%
United Kingdom	140,456,343	1.1
Israel	127,186,404	1.0
Canada	83,031,849	0.6
Denmark	65,605,748	0.5
Belgium	18,737,519	0.2

Total	$12,904,028,905	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/20
Common Stocks - 7.9%
Biotechnology - 1.2%
Eagle Pharmaceuticals Inc/DE*	$-	$-	$4,326,030	$49,257,508
Ligand Pharmaceuticals Inc*,#	-	-	4,471,431	107,671,631
Total Biotechnology	$-	$-	$8,797,461	$156,929,139
Capital Markets - 4.2%
Kensington Capital Acquisition Corp*,§	-	-	429,604,297	535,894,872
Chemicals - 1.6%
Sensient Technologies Corp	1,088,553	-	44,742,311	205,903,947
Electronic Equipment, Instruments & Components - 0.9%
OSI Systems Inc*	-	-	19,990,322	119,378,464
Total Common Stocks	$1,088,553	$-	$503,134,391	$1,018,106,422
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	47,340	(2,923)	(2,278)	45,151,489
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	358,240∆	-	-	78,575,706
Total Affiliated Investments - 8.8%	$1,494,133	$(2,923)	$503,132,113	$1,141,833,617

(1) For securities that were affiliated for a portion of the period ended December 31, 2020, this column reflects amounts for the entire period ended December 31, 2020 and not just the period in which the security was affiliated.

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Common Stocks - 7.9%
Biotechnology - 1.2%
Eagle Pharmaceuticals Inc/DE*	44,931,478	-	-	49,257,508
Ligand Pharmaceuticals Inc*,#	103,200,200	-	-	107,671,631
Capital Markets - 4.2%
Kensington Capital Acquisition Corp*,§	106,290,575	-	-	535,894,872
Chemicals - 1.6%
Sensient Technologies Corp	161,161,636	-	-	205,903,947
Electronic Equipment, Instruments & Components - 0.9%
OSI Systems Inc*	99,388,142	-	-	119,378,464
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	241,834,526	487,533,570	(684,211,406)	45,151,489
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	147,525,570	136,809,374	(205,759,238)	78,575,706

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
British Pound	3/4/21	(3,540,000)	$4,814,056	$(27,976)
Canadian Dollar	3/4/21	(25,881,000)	20,359,874	18,438
Euro	3/4/21	1,447,000	(1,778,612)	(8,616)
Euro	3/4/21	(8,964,000)	10,903,325	(61,598)

				(79,752)
Credit Suisse International:
Canadian Dollar	3/4/21	(27,707,000)	21,791,072	14,472
Euro	3/4/21	3,427,000	(4,180,150)	11,816
Euro	3/4/21	(8,676,000)	10,545,305	(67,331)

				(41,043)
HSBC Securities (USA), Inc.:
British Pound	3/4/21	(43,531,000)	57,975,737	(1,566,213)
Canadian Dollar	3/4/21	1,845,000	(1,435,283)	14,814

				(1,551,399)
JPMorgan Chase Bank, National Association:
Canadian Dollar	3/4/21	(28,426,000)	22,360,669	18,963
NOT FOUND:
Euro	3/4/21	1,269,000	(1,553,456)	(1,193)
Total				$(1,654,424)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2020

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 2,241,081
Forward foreign currency exchange contracts, sold	145,834,982

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $48,728,741, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

#	Loaned security; a portion of the security is on loan at December 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Kensington Capital Acquisition Corp	9/4/20	$63,457,060	$535,894,872	4.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$1,441,192,693	$116,542,221	$-
Capital Markets	287,132,631	535,894,872	-
Personal Products	-	18,737,519	-
All Other	10,360,419,884	-	-
Investment Companies	-	45,151,489	-
Investments Purchased with Cash Collateral from Securities Lending	-	98,957,596	-
Total Investments in Securities	$12,088,745,208	$815,283,697	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	78,503	-
Total Assets	$12,088,745,208	$815,362,200	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,732,927	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70250 02-21